Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year ended December 31,
	2019	2020	2021
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(23.2%)	(13.9%)	(16.9%)
Permanent book — tax difference	(2.0%)	(9.2%)	(6.1%)
Difference in EIT rates of certain subsidiaries	0.0%	(2.2%)	(2.5%)

Total	(0.2%)	(0.3%)	(0.5%)

Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign
The loss before income tax expenses (benefit) for domestic and foreign components’ are as follows:

	Year ended December 31,
	2019	2020	2021
Domestic	2,404,676	558,657	870,174
Foreign	279,749	547,517	363,757

Total	2,684,425	1,106,174	1,233,931

Schedule of Current and Deferred Portions of Income Tax Expense (Benefit)
The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2019	2020	2021
Current income tax expense	7,246	1,396	5,453
Deferred income tax benefit	(2,403)	(2,404)	(2,403)

Income tax expense (benefit)	4,843	(1,008)	3,050

Schedule of Significant Components of Deferred Tax Assets and Liabilities
The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31, 2020	December 31, 2021
Deductible temporary difference to accruals and others	467,706	522,692
Tax losses carried forward	588,548	787,270
Less: Valuation allowance	(1,056,254)	(1,309,962)

Total of deferred tax assets	—	—

Taxable temporary difference related to acquired right to operate an online audio/video content platform	18,825	16,422

Total of deferred tax liabilities	18,825	16,422

Schedule of Movement of Valuation Allowance

	Year ended December 31,
	2019	2020	2021
Beginning balance	326,336	985,440	1,056,253
Current year additions	665,361	100,629	434,837
Current year reversals	(6,257)	(29,816)	(181,128)

Ending balance	985,440	1,056,253	1,309,962